Goodwill, net - Schedule of Changes in Carrying Amount of Goodwill, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Apr. 07, 2015
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	$ 6,830,499	$ 3,958,881
Other changes	(278)
Foreign currency translation	(27,851)	(84,012)
Balance at the end of the period	6,810,012	6,830,499
Goodwill, net
Cost			$ 6,927,419	$ 6,958,030
Accumulated impairment loss			(117,407)	(127,531)
Net of accumulated impairment loss	6,830,499	3,958,881	6,810,012	6,830,499
IGT
Changes in the carrying amount of goodwill, net
Acquisitions		2,945,832
IGT Acquisition adjustment	(491)
Goodwill, net
Net of accumulated impairment loss					$ 2,945,341
Other
Changes in the carrying amount of goodwill, net
Acquisitions	8,133	9,798
North America Gaming and Interactive
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	2,626,282	210,700
Other changes	0
Foreign currency translation	0	0
Balance at the end of the period	2,625,880	2,626,282
Goodwill, net
Cost			2,625,880	2,626,282
Accumulated impairment loss			0	0
Net of accumulated impairment loss	2,626,282	210,700	2,625,880	2,626,282
North America Gaming and Interactive | IGT
Changes in the carrying amount of goodwill, net
Acquisitions		2,415,582
IGT Acquisition adjustment	(402)
North America Gaming and Interactive | Other
Changes in the carrying amount of goodwill, net
Acquisitions	0	0
North America Lottery
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	1,217,155	1,069,863
Other changes	0
Foreign currency translation	0	0
Balance at the end of the period	1,221,529	1,217,155
Goodwill, net
Cost			1,225,622	1,221,248
Accumulated impairment loss			(4,093)	(4,093)
Net of accumulated impairment loss	1,217,155	1,069,863	1,221,529	1,217,155
North America Lottery | IGT
Changes in the carrying amount of goodwill, net
Acquisitions		147,292
IGT Acquisition adjustment	(25)
North America Lottery | Other
Changes in the carrying amount of goodwill, net
Acquisitions	4,399	0
International
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	1,535,083	1,160,424
Other changes	0
Foreign currency translation	(7,470)	(8,299)
Balance at the end of the period	1,527,549	1,535,083
Goodwill, net
Cost			1,639,282	1,656,888
Accumulated impairment loss			(111,733)	(121,805)
Net of accumulated impairment loss	1,535,083	1,160,424	1,527,549	1,535,083
International | IGT
Changes in the carrying amount of goodwill, net
Acquisitions		382,958
IGT Acquisition adjustment	(64)
International | Other
Changes in the carrying amount of goodwill, net
Acquisitions	0	0
Italy
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	1,451,979	1,517,894
Other changes	(278)
Foreign currency translation	(20,381)	(75,713)
Balance at the end of the period	1,435,054	1,451,979
Goodwill, net
Cost			1,436,635	1,453,612
Accumulated impairment loss			(1,581)	(1,633)
Net of accumulated impairment loss	1,451,979	1,517,894	$ 1,435,054	$ 1,451,979
Italy | IGT
Changes in the carrying amount of goodwill, net
Acquisitions		0
IGT Acquisition adjustment	0
Italy | Other
Changes in the carrying amount of goodwill, net
Acquisitions	$ 3,734	$ 9,798